IFRS 7 Disclosures - Schedule of Maturity of Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	$ 6,164	$ 4,543
Capital instruments	7,829	7,120
Derivatives	14,962	10,284
Deposits from bank clients	20,889	21,488
Lease liabilities	353
Less than 1 year [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	0	649
Capital instruments	350
Derivatives	386	332
Deposits from bank clients	16,783
Lease liabilities	116
1 to 3 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	0
Capital instruments	0
Derivatives	250	145
Deposits from bank clients	2,591
Lease liabilities	115
3 to 5 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	0
Capital instruments	584
Derivatives	555	218
Deposits from bank clients	1,515
Lease liabilities	47
Over 5 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	6,164	3,894
Capital instruments	6,895
Derivatives	13,771	$ 9,589
Deposits from bank clients	0
Lease liabilities	$ 75